Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Dates
30-Apr-2023
Actual/360 Days
28
30/360 Days
30
15-May-2023
15-May-2023
Collection Period No.
20
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Apr-2023
11-May-2023
12-May-2023
15-May-2023
17-Apr-2023
15-Apr-2023
Summary
Beginning
Balance
0.00
0.00
544,818,605.87
130,000,000.00
Principal
Payment
0.00
0.00
30,341,214.16
0.00
Ending
Balance
0.00
0.00
514,477,391.71
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
54.180740
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.918710
1.000000
674,818,605.87
644,477,391.71
30,341,214.16
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
715,395,579.92
13,666,856.53
729,062,436.45
40,576,974.05
685,054,365.76
12,931,209.73
697,985,575.49
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
208,847.13
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.372941
0.608333
Interest & Principal
Payment
0.00
0.00
30,550,061.29
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
54.553681
0.608333
$30,629,144.62
T
otal
$287,930.46

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
33,341,990.14
0.00
33,341,990.14
30,409,036.83
2,092,608.97
361,650.27
357,844.68
0.00
0.00
120,849.39
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
607,552.03
0.00
0.00
287,930.46
0.00
0.00
30,341,214.16
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
33,341,990.14
2,105,293.49
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
607,552.03
0.00
0.00
0.00
607,552.03
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
287,930.46
0.00
0.00
208,847.13
79,083.33
0.00
0.00
0.00
0.00
0.00
287,930.46
0.00
0.00
208,847.13
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
287,930.46
287,930.46
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
30,341,214.16
0.00
0.00
0.00
30,341,214.16
Aggregate Principal Distributabl
e
Amount
30,341,214.16
30,341,214.16
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,154.46
107,694.93
120,849.39
4,057,697.40
0.00
13,154.46
13,154.46
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Pool Statistics
Pool Data
3.67%
37.34
30.50
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
729,062,436.45
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
697,985,575.49
30,146
30,705
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
20,983,079.75
9,425,957.08
0.00
667,824.13
Pool Factor
42.10%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
30,146
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.16%
0.63%
0.12%
0.08%
100.00%
692,139,085.17
4,428,764.62
859,644.06
558,081.64
697,985,575.49
29,991
121
22
12
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.203%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,769.18
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.540%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,686,672.11
(42,312.57)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
23
413
Losses
(1)
Amount
667,824.13
361,280.59
348,856.11
Number of Receivables
Number of Receivables
Amount
14,324,482.28
5,227,852.37
3,409,957.80
Current
Cumulative
0.343%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.071%)
0.556
%
0.663
%
1.012%